SCHEDULE OF BASIC AND DILUTIVE INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss	$ (3,909,868)	$ (5,315,883)
Numerator for basic and diluted EPS - income available to common stockholders	$ (3,472,099)	$ (5,315,883)
Denominator for basic and diluted EPS – weighted average shares	8,472,946	8,136,740
Basic and diluted loss per common share	$ (0.41)	$ (0.65)